Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. DESCRIPTION OF BUSINESS
Enstar Group Limited ("Enstar") is a Bermuda-based holding company, formed in 2001. Enstar is a leading global insurance group that offers innovative capital release solutions through its network of group companies in Bermuda, the United States, the United Kingdom, Continental Europe, Australia, and other international locations. Our ordinary shares are listed on the NASDAQ Global Select Market under the ticker symbol "ESGR". Unless the context indicates otherwise, the terms "Enstar," "we," "us" or "our" mean Enstar Group Limited and its consolidated subsidiaries and the term "Parent Company" means Enstar Group Limited and not any of its consolidated subsidiaries.
During the first quarter of 2021, we revised our segment structure to align with how our chief operating decision maker, who was determined to be our Chief Executive Officer, views our business, assesses performance and allocates resources to our business components. Effective January 1, 2021, our business is organized into three reportable segments:
(i) Run-off: consists of our acquired property and casualty and other (re)insurance business and StarStone's non-U.S. operations ("StarStone International") (from January 1, 2021) following our decision to place it into an orderly run-off (the "StarStone International Run-off"). This segment also includes our consulting and management business, which manages the run-off portfolios of third parties through our service companies. Management’s primary objective with respect to the Run-off segment is to generate reserve/claims savings over time by settling claims in a timely, cost efficient manner using our claims management expertise including settling claims for lower than outstanding ultimate loss estimates, implementation of reinsurance and commutation strategies;
(ii) Investments: consists of our investment activities and the performance of our investment portfolio, excluding those investable assets attributable to our Legacy Underwriting segment. Management’s primary objective of the Investments segment is to obtain the highest possible risk and capital adjusted returns while maintaining prudent diversification of assets and operating with the constraints of a global regulated (re)insurance company. We additionally consider the liquidity requirements and duration of our claims and contract liabilities; and
(iii) Legacy Underwriting: consists of businesses that we have either, in the case of Atrium Underwriting Group Limited and its subsidiaries ("Atrium"), exited via the sale of the majority of our interest in or, in the case of StarStone International (included in the Legacy Underwriting segment through December 31, 2020), placed into run-off. Prior to January 1, 2021, this segment comprised SGL No. 1 Limited's ("SGL No. 1's") 25% net share of Atrium's Syndicate 609 business at Lloyd's and StarStone International (through December 31, 2020). From January 1, 2021, this segment comprises SGL No.1's 25% gross share of the 2020 and prior underwriting years of Atrium's Syndicate 609 at Lloyd's, offset by the contractual transfer of the results of that business to the Atrium entities that were divested in the Exchange Transaction. There is no net risk retention for Enstar on Atrium's 2020 and prior underwriting years. For further information on the Exchange Transaction and the StarStone International Run-off, refer to Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations."
In addition, our corporate and other activities, which do not qualify as an operating segment, includes income and expense items that are not directly attributable to our reportable segments. These include, (a) holding company income and expenses, (b) the amortization of deferred charge assets and deferred gain liabilities on retroactive reinsurance contracts, (c) the amortization of fair value adjustments associated with the acquisition of companies, (d) changes in the fair value of assets and liabilities related to our assumed retroactive reinsurance contracts for which we have elected the fair value option, (e) corporate expenses not allocated to our reportable segments, (f) debt servicing costs, (g) net foreign exchange (gains) losses, (h) gains (losses) arising on the sale of subsidiaries (if any), (i) income tax benefit (expense), (j) net earnings (losses) from discontinued operations, net of income tax (if any), (k) net (earnings) loss attributable to noncontrolling interest, and (l) preferred share dividends.
Items (b), (c) and (d) highlighted above are included within corporate and other activities since they are not subject to any specific action or judgement by management. Refer to "(p) Acquisitions, Goodwill and Intangible Assets" and "(q) Retroactive Reinsurance" within Note 2 - "Significant Accounting Policies" for further information.
Following the re-organization of our reportable segments during the first quarter of 2021 as described above, we restated the prior period comparatives to conform to the current period presentation. The following notes and financial statement schedules to the consolidated financial statements were updated to reflect the revised segment structure:
•Note 1 - Description of the Business;
•Note 8 - Reinsurance Balances Recoverable on Paid and Unpaid Losses;
•Note 10 - Losses and Loss Adjustment Expenses;
•Note 13 - Premiums Written and Earned;
•Note 14 - Goodwill and Intangible Assets;
•Note 24 - Segment Information; and
•Schedule III - Supplementary Insurance Information.
In addition, references to reportable segments were also updated throughout the consolidated financial statements.